Other Charges - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Integration and acquisition-related transaction costs	$ 11.0	$ 4.5	$ 1.4
Damage recoveries	$ 1.1	$ 12.0